Stock-Based Compensation - Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average exercise price
Outstanding			$ 0.84
Recapitalization Impact			1.54
Weighted average exercise price outstanding, beginning of period	$ 2.86	$ 2.38
Weighted average exercise price granted	4.11	4.68
Weighted average exercise price exercised	1.28	1.16
Weighted average exercise price forfeited	5.24	3.36
Weighted average exercise price outstanding, end of period	$ 3.57	$ 2.86	$ 2.38
Stock options
Number of shares
Options			$ 111,877
Recapitalization Impact			(72,317)
Number of shares outstanding, beginning of period	48,026	39,560
Number of shares granted	37,858	9,960
Number of shares exercised	(30,603)	(1,042)
Number of shares forfeited	(630)	(452)
Number of shares outstanding, end of period	54,651	48,026	39,560
Weighted average exercise price
Outstanding			$ 0.00
Recapitalization Impact			0.00
Weighted average exercise price outstanding, beginning of period	$ 0.00	$ 0.00
Weighted average exercise price granted	34.63	0.00
Weighted average exercise price exercised	21.03	0.00
Weighted average exercise price forfeited	33.72	0.00
Weighted average exercise price outstanding, end of period	$ 47.01	$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term	7 years 18 days	7 years 7 months 21 days	8 years 1 month 24 days
Aggregate intrinsic value of stock options exercised	$ 2,410,943,000	$ 203,431,000	$ 69,765,000
Time Based Options
Number of shares
Options			$ 66,527
Recapitalization Impact			(43,003)
Number of shares outstanding, beginning of period	27,853	23,524
Number of shares granted	4,781	5,756
Number of shares exercised	(11,621)	(1,003)
Number of shares forfeited	(494)	(424)
Number of shares outstanding, end of period	20,519	27,853	23,524
Time Based RSUs
Number of shares
Options			$ 0
Recapitalization Impact			0
Number of shares outstanding, beginning of period	0	0
Number of shares granted	3,816	0
Number of shares exercised	(149)	0
Number of shares forfeited	(119)	0
Number of shares outstanding, end of period	3,548	0	0
PSP Options
Number of shares
Options			$ 5,161
Recapitalization Impact			(3,336)
Number of shares outstanding, beginning of period	3,972	1,825
Number of shares granted	0	2,214
Number of shares exercised	(932)	(39)
Number of shares forfeited	(17)	(28)
Number of shares outstanding, end of period	3,023	3,972	1,825
PSP RSUs
Number of shares
Options			$ 0
Recapitalization Impact			0
Number of shares outstanding, beginning of period	0	0
Number of shares granted	907	0
Number of shares exercised	0	0
Number of shares forfeited	0	0
Number of shares outstanding, end of period	907	0	0
LTIP Options
Number of shares
Options			$ 40,189
Recapitalization Impact			(25,978)
Number of shares outstanding, beginning of period	16,201	14,211
Number of shares granted	0	1,990
Number of shares exercised	(2,347)	0
Number of shares forfeited	0	0
Number of shares outstanding, end of period	13,854	16,201	14,211
LTIP RSUs
Number of shares
Options			$ 0
Recapitalization Impact			0
Number of shares outstanding, beginning of period	0	0
Number of shares granted	28,354	0
Number of shares exercised	(15,554)	0
Number of shares forfeited	0	0
Number of shares outstanding, end of period	12,800	0	0